Nature of business	9 Months Ended
Sep. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Nature of business	Nature of business
Docebo Inc. (“Docebo” or the “Company”), a leading learning platform provider, was incorporated on April 21, 2016 under the Business Corporations Act (Ontario) and is domiciled in Ontario, Canada. Effective August 1, 2025, the Company’s head office is located at Suite 1200, 55 York Street, Toronto, Canada, M5J 1R7.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.
The Company has the following material subsidiaries:

Entity name	Country	Ownership percentage September 30, 2026	Ownership percentage December 31, 2025
		%	%
Docebo S.P.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	United Arab Emirates	100	100
Docebo UK Limited	England and Wales	100	100
Docebo France Société par Actions Simplifiée (“Docebo France”)	France	100	100
Docebo DACH GmbH (“Docebo Germany”)	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100
365Talents Société par Actions Simplifiée ("365Talents")	France	100	—